Financial Instruments - Narrative - Financial assets held at fair value (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Investments held at fair value | Akili and Gelesis
Disclosure of financial assets [line items]
Gain/(loss) on investment held at fair value	$ (30.0)